Concentrations, Risks, and Uncertainties - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk percentage			10.00%		10.00%	10.00%
Revenue	$ 7,937	$ 5,317	$ 22,596	$ 14,728	$ 21,135	$ 13,713
Accounts receivable	4,909		4,909		2,903	4,328
Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenue					15,600	9,300
Accounts receivable					2,000	3,100
Accounts Receivable [Member] | Continuing Operations [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	3,200		3,200		2,000
Accounts Receivable [Member] | Continuing Operations [Member] | Government Contracts Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 4,600		4,600		1,300
Federal Government And Agencies [Member]
Concentration Risk [Line Items]
Revenue					17,100	11,700
Accounts receivable					1,300	$ 3,300
Sales Revenue Net [Member] | Continuing Operations [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue			9,300		$ 11,700
Sales Revenue Net [Member] | Continuing Operations [Member] | Government Contracts Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue			$ 18,900	$ 11,700